Document and Entity Information	Mar. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	NEWLINK GENETICS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35342
Entity Tax Identification Number	42-1491350
Entity Address, Address Line One	4200 Marathon Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	512
Local Phone Number	215-2630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001126234
Title of 12(b) Security	Common Stock
Trading Symbol	NLNK
Security Exchange Name	NASDAQ